Notes to the Profit or Loss Statement - Summary of Cost of Sales (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cost of sales [line items]
Cost of sales	€ 58,354,035	€ 48,619,885	€ 32,194,705
Expensed Acquisition or Production Cost of Inventories
Cost of sales [line items]
Cost of sales	30,706,000	28,765,000	12,618,000
Personnel Expenses
Cost of sales [line items]
Cost of sales	8,153,000	9,530,000	11,630,000
Impairment (+) and Reversals of Impairment (-) on Inventories
Cost of sales [line items]
Cost of sales	7,400,000	0	0
Impairment, Amortization and Other Costs of Intangible Assets
Cost of sales [line items]
Cost of sales	10,694,000	9,785,000	7,409,000
External Services
Cost of sales [line items]
Cost of sales	1,000	31,000	289,000
Depreciation and Other Costs for Infrastructure
Cost of sales [line items]
Cost of sales	1,300,000	404,000	221,000
Other Costs
Cost of sales [line items]
Cost of sales	€ 101,000	€ 105,000	€ 28,000